As filed with the Securities and Exchange Commission on December 26, 2001

Registration No. 333-80825

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                       POST-EFFECTIVE AMENDMENT NO. 7 TO

                                   FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE & ANNUITY COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE & ANNUITY COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)

                                 (949)219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                    Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

It is proposed that this filing will become effective on January 1, 2002 pursuant to paragraph (b) of Rule 485.


Title of securities being registered: interests in the Separate Account under Pacific Select Exec II-NY Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select Exec Separate Account of Pacific
Life & Annuity Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)

Form N-8B-2                                                  Form S-6
Item Number                                            Heading in Prospectus
1.  (a)  Name of trust...............................  Prospectus front cover

    (b)  Title of securities issued..................  Prospectus front cover

2.  Name and address of each depositor...............  Prospectus front cover; Back Cover

3.  Name and address of trustee......................  N/A

4.  Name and address of each principal underwriter...  About PL&A

5.  State of organization of trust...................  Pacific Select Exec Separate
                                                       Account

6.  Execution and termination of trust agreement.....  Pacific Select Exec Separate
                                                       Account

7.  Changes of name..................................  N/A

8.  Fiscal year......................................  N/A

9.  Material Litigation..............................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities.............  Pacific Select Exec II-NY basics; The death benefit

    (b)  Cumulative or distributive



securities................................   Pacific Select Exec II-NY basics; The death benefit

    (c)  Withdrawal or redemption.........   Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc........   Withdrawals, surrenders and loans

    (e)  Periodic payment plan............   N/A

    (f)  Voting rights....................   Voting Rights

    (g)  Notice to security holders.......   Reports we'll send you

    (h)  Consents required................   Voting Rights

    (i)  Other provisions.................   N/A

11. Type of securities comprising
    units.................................   Pacific Select Exec II-NY basics

12. Certain information regarding
    periodic payment plan certificates....   N/A

13. (a) Load, fees, expenses, etc.........   Deductions from your premiums; Surrendering your policy

(b) Certain information regarding
    periodic payment plan certificates....   N/A

(c) Certain percentages...................   Deductions from your premiums; Surrendering your policy

(d) Difference in price...................   N/A

(e) Certain other fees, etc...............   Deductions from your premiums; Surrendering your policy

(f) Certain other profits or
    benefits..............................   The death benefit; Your policy's accumulated value

(g) Ratio of annual charges to
    income................................   N/A

14. Issuance of trust's securities........   Pacific Select Exec II-NY basics


15. Receipt and handling of payments
    From purchasers.....................    How premiums work

16. Acquisition and disposition of          Your policy's accumulated
    underlying securities...............    value: Your investment
                                            options

17. Withdrawal or redemption............    Withdrawals, surrenders
                                            and loans

18. (a) Receipt, custody and disposition
        of income.......................    Your policy's accumulated
                                            value

    (b) Reinvestment of distributions...    N/A

    (c) Reserves or special funds.......    N/A

    (d) Schedule of distributions.......    N/A

19. Records, accounts and reports.......    Statements and
                                            Reports

20. Certain miscellaneous provisions
    of trust agreement:

    (a) Amendment.......................    N/A

    (b) Termination.....................    N/A

    (c) and (d) Trustees, removal and
        successor.......................    N/A

    (e) and (f) Depositors, removal
        and successor...................    N/A

21. Loans to security holders...........    Withdrawals,
                                            surrenders and loans

22. Limitations on liability............    N/A

23. Bonding arrangements................    N/A

24. Other material provisions of
    trust agreement.....................    N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor......................................................   About PL&A

26.  Fees received by depositor.....................................................   See Items 13(a) and 13(e)

27.  Business of depositor..........................................................   About PL&A

28.  Certain information as to officials and affiliated persons of depositor........   About PL&A

29.  Voting securities of depositor.................................................   N/A

30.  Persons controlling depositor..................................................   N/A

31.  Payments by depositor for certain services rendered to trust...................   N/A

32.  Payments by depositor for certain other services rendered to trust.............   N/A

33.  Remuneration of employees of depositor for certain services rendered to trust..   N/A

34.  Remuneration of other persons for certain services rendered to trust...........   N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states...................................   N/A

36.  Suspension of sales of trust's securities......................................   N/A

37.  Revocation of authority to distribute..........................................   N/A

38.  (a)  Method of distribution..........................................  How policies are distributed

     (b)  Underwriting agreements.........................................  How policies are distributed

     (c)  Selling agreements..............................................  How policies are distributed

39.  (a)  Organization of principal underwriters..........................  How policies are distributed

     (b)  N.A.S.D. membership of principal underwriters...................  How policies are distributed

40.  Certain fees received by principal underwriters......................  How policies are distributed

41.  (a)  Business of each principal underwriter..........................  How policies are distributed

     (b)  Branch offices of each principal underwriter....................  N/A

     (c)  Salesmen of each principal underwriter..........................  N/A

42.  Ownership of trust's securities by certain persons...................  N/A

43.  Certain brokerage commissions received by principal underwriters.....  N/A

44.  (a)  Method of valuation.............................................  Your policy's accumulated value

     (b)  Schedule as to offering price...................................  How premiums work

     (c)  Variation in offering price to certain persons..................  Monthly deductions

45.  Suspension of redemption rights......................................  Timing of payments, forms, and requests


46.  (a)  Redemption valuation...................................................    Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price........................................    Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities............................    Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee......................................    N/A

49.  Fees and expenses of trustees...............................................    N/A

50.  Trustee's lien..............................................................    N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities..................................    The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect to selection
          or elimination of under lying securities...............................    How our accounts work

     (b)  Transactions involving elimination of underlying securities............    How our accounts work

     (c)  Policy regarding substitution or elimination of underlying securities..    How our accounts work

     (d)  Fundamental policy not otherwise covered...............................    N/A

53.  Tax status of trust.........................................................    Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial Statements


                                  PROSPECTUS


(Included in Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-01-500161, as filed on May 1, 2001, and incorporated by reference herein; and Form Type 497, Accession No. 0000898430-01-502873 as filed on October 11, 2001, and incorporated by reference herein.)

    Supplement to Prospectus Dated May 1, 2001 for Pacific Select Exec II-NY
       Flexible Premium Variable Life Insurance Policies (the "policies")
                    Issued by Pacific Life & Annuity Company

                       This supplement changes the prospectus to reflect the following, and restates information contained in a supplement dated October 11, 2001:

                      ---------------------------------------------------------
The Equity Income      The Equity Income variable investment option has
variable investment    changed its name to the Large-Cap Core variable
option has changed     investment option.
its name
                       This new name reflects a change in name of the underlying Equity Income portfolio managed by J.P.
                       Morgan Investment Management Inc. Throughout the prospectus or supplement thereof, any reference to the Equity Income portfolio, variable account or variable investment option is changed to refer to the Large-Cap
                       Core portfolio, variable account or variable investment option.

                      ---------------------------------------------------------
Two new variable       Two new variable investment options are available under
investment options     your policy.
are available
                       References to 31 variable investment options throughout
 .  Equity Income       the prospectus are changed to 33 variable investment
 .  Research            options.

                      ---------------------------------------------------------
An overview of         The following is added to Your investment options:
Pacific Select         Transferring among investment options:
Exec II-NY is
revised                Beginning October 1, 2001, the restrictions for
                       transfers from the Fixed LT account are temporarily waived during the first policy year. You will be permitted to transfer any amount out of the Fixed LT account at any time during the first twelve policy months. We reserve the right to discontinue this waiver at any time. However, if the waiver is in effect on the date you sign the application for your policy, the waiver on transfer restrictions will remain in effect for your first policy year.



Supplement dated January 1, 2002

                    -----------------------------------------------------------
                    The following replaces Fees and expenses paid by the Pacific Select Fund: Other expenses

                    The table below shows the advisory fee and fund expenses as an annual percentage of each portfolio's average daily net assets, based on the year 2000 unless otherwise noted. To help limit fund expenses, effective July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. For each portfolio, Pacific Life's right to repayment of amounts waived and/or reimbursed is limited to amounts that do not cause such expenses to exceed the new 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net Tollkeeper Portfolio, $36,311 to the Strategic Value Portfolio, $34,134 to the Focused 30 Portfolio and $27,505 to the Small-Cap Index Portfolio.

                 -------------------------------------------------------------------------------------
                                                                               Less
                                           Advisory Other    12b-1    Total    adviser's     Total net
                 Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                 -------------------------------------------------------------------------------------
                                                   As an annual % of average daily net assets
                 Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                 Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                 Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                 Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                 Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                 International Large-Cap   1.05     0.12     --       1.17      --           1.17
                 I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                 Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                 Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                 Technology/1/             1.10     0.08     --       1.18      --           1.18
                 Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                 Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                 Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                  (formerly Equity Income)
                 Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                 Growth LT                 0.75     0.04     --       0.79      --           0.79
                 Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                 Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                 International Value       0.85     0.11     --       0.96      --           0.96
                 Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                 Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                 Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                 Equity Index              0.25     0.04     --       0.29      --           0.29
                 Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                 REIT                      1.10     0.04     --       1.14      --           1.14
                 Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                 Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                 Money Market              0.34     0.04     --       0.38      --           0.38
                 High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                 Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                 Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                 Equity                    0.65     0.04     --       0.69      --           0.69
                 Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                 Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                 -------------------------------------------------------------------------------------

                    /1/ Expenses are estimated. There were no actual advisory
                        fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                    /2/ Total adjusted net expenses for these portfolios,
                        after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.50% for I-Net Tollkeeper Portfolio (adjusted for the reduced advisory fee rate/3/), 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio and 0.90% for Large-Cap Value Portfolio.
                    /3/ Effective January 1, 2002, advisory fee is reduced
                        from the annual rate of 1.50% of average daily net assets to 1.40%.
                    + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
How premiums work      The Uni-check plan is now called electronic funds
is revised             transfer plan.

                      ---------------------------------------------------------
                       The following section is added:

                      ---------------------------------------------------------
Paying your premium    Premium payments must be made in a form acceptable to
                       us before we can process it. You may pay your premium:

                        .  by personal check, drawn on a U.S. bank
                        . by cashier's check, money order, and traveler's checks in single denominations of $10,000 or more if they originate in a U.S. bank
                        . by third party check, when there is a clear connection of the third party to the underlying transaction
                        .  wire transfers that originate in U.S. banks.

                       We may not accept premium payments in the following forms:

                        .  cash
                        . credit card or check drawn against a credit card account
                        . cashier's check, money order or traveler's checks in single denominations of less than $10,000
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks, even if the payment may be effected through a U.S. bank
                        . third party check, if there is not a clear connection of the third party to the underlying transaction
                        .  wires that originate from foreign bank accounts.

                      ---------------------------------------------------------
The portfolio          Effective December 1, 2001, Putnam Investment
manager for the        Management, Inc. became the portfolio manager of the
Aggressive Equity      Aggressive Equity portfolio and the Equity portfolio.
portfolio and the
Equity portfolio
has changed

                      ---------------------------------------------------------
Your investment        The following is added to the chart under Variable
options is revised     investment options:


                                           THE PORTFOLIO'S                      PORTFOLIO
PORTFOLIO           INVESTMENT GOAL        MAIN INVESTMENTS                     MANAGER

Equity Income       Current income.        Equity securities of large U.S.      Putnam Investment
                    Capital growth is of   companies with a focus on income-    Management, Inc.
                    secondary importance.  producing securities believed to be undervalued by the market.


Research            Long-term growth of    Equity securities of large U.S.      Putnam Investment
                    capital.               companies with potential for capital Management, Inc.
                                           appreciation.



                       The portfolio's main investments for Aggressive Equity portfolio in the chart under Variable investment options is replaced with the following:

                       Equity securities of small and medium-sized companies.

                      ---------------------------------------------------------
                       The fifth paragraph of Calculating unit values is replaced with:

                       To calculate the unit value, we multiply the unit value from the previous business day by the net investment factor. The net investment factor for a variable account on any business day is (a) minus (b), divided by (c) where:

                        a) = the net asset value of the variable account as of
                             the close of the prior business day, adjusted by investment performance and any dividends or distributions paid;

                        b) = any charges for any taxes that are, or may become,
                             associated with the operation of the variable account; and
                        c) = the net asset value of the variable account as of
                             the close of the previous business day.

                      ---------------------------------------------------------
                       The fourth bullet under Fixed options is replaced:

                        . There are limitations on when and how much you can transfer from the fixed options. These limitations are described below in Transferring among investment options. We reserve the right, in our sole discretion, to waive the transfer restrictions on the fixed options. Please contact us or your registered representative to find out if a waiver is currently in effect.

                      ---------------------------------------------------------
                       The following is added to the end of sixth bullet point of Transferring among investment options:

                       Beginning October 1, 2001, the restrictions for transfers from the Fixed LT account are temporarily waived during the first policy year. You will be permitted to transfer any amount out of the Fixed LT account at any time during the first twelve policy months. We reserve the right to discontinue this waiver at any time. However, if the waiver is in effect on the date you sign the application for your policy, the waiver on transfer restrictions will remain in effect for your first policy year.

                      ---------------------------------------------------------
Withdrawals,           The following section is added after Ways to use your
surrenders and         policy's loan and withdrawal features:
loans is revised

                      ---------------------------------------------------------
                       Our automated income option ("AIO") program allows you
Automated Income       to make scheduled withdrawals or loans. Your policy is
Option                 eligible after the 7th policy anniversary. To begin the
                       program, you must have a minimum net cash surrender
Withdrawals and        value of $50,000, and your policy must not qualify as a
loans may reduce       modified endowment contract.
policy values and
benefits. They may     You request participation in the AIO program and
also increase your     specify your AIO preferences by sending us an AIO
risk of lapse. In      request form. If you wish to do so, contact your
order to minimize      registered representative for an AIO request form.
the risk of lapse,
you should not take    There is no fee to participate in the AIO program. The
additional loans or    $25 fee for withdrawals under the AIO program is
withdrawals while      currently waived.
you are in the AIO
program.               Here's how the program works:

Distributions under    . You can set up the income stream from your policy on
the AIO program may      either a monthly or annual basis. Each scheduled
result in tax            income payment must be at least $500 if you choose to
liability. Please        receive monthly payments, or $1,000 if you choose
consult your tax         annual payments.
advisor.
                       . You may choose to receive either a fixed amount of
For more                 income or an amount based on a fixed duration.
information, see         Depending upon your objectives, you may wish to
Withdrawals,             reduce your face amount or change your policy's death
Surrenders and           benefit option in order to maximize your income.
Loans and Variable
life insurance and     . You choose the scheduled income payment date. You may
your taxes in the        elect to have your income payments sent either by
prospectus.              check or by electronic deposit to a bank account. The
                         effective date of the withdrawal or loan will be the business day before any income payment date.

                       . If the scheduled income payment date falls on a
                         weekend or holiday, the actual income payment date will be the business day before the scheduled income payment date.

                       . The withdrawal or loan will be taken from your
                         policy's investment options in proportion to the accumulated value in each option.

Over time, your        Upon our receipt of your AIO request form, we will run
policy's actual        a hypothetical illustration to determine if your
performance, and       request can be fulfilled, or if any adjustments will be
perhaps your use of    necessary. We use the illustration to test your policy
the policy's           for the minimum net cash surrender value requirement.
options, are likely    Your policy must continue to have an illustrated net
to vary from the       cash surrender value at the maturity date sufficient to
assumptions used in    meet the minimum accumulated value required to allow
the illustrations.     for payment of policy charges, including policy loan
Changes in your        interest.
policy's investment
option allocations     Illustrations generally will be run at an annual gross
can impact your        earnings rate chosen by you, not to exceed 10%. No
future values and      earnings rate used is a guarantee or indication of
income you receive.    actual earnings.
Your policy may
also be more           We will complete an AIO agreement form, and send it and
susceptible to         the illustration to your registered representative for
lapse.                 delivery to you. The AIO agreement form will confirm
                       your income payment amount, frequency and duration, and
You are responsible    will also confirm your policy's cost basis and other
to monitor your        information about your elections under the AIO program.
policy's
accumulated value      Unless you request otherwise, distributions under the
to ensure your         AIO program will be taken first as withdrawals if not
policy is not in       taxable, then they will be taken as loans.
danger of lapsing.
You may need to        Payments under the AIO program will begin as scheduled
make additional        once we receive your signed AIO agreement form. We will
premium payments or    send you a letter confirming the date and amount of the
loan repayments to     first income payment.
prevent your policy
from lapsing.          The income payments will usually remain constant during
                       each income period, unless there is insufficient net
You will not           cash surrender value to make a payment. The duration of
receive a notice to    each income period is one year, except that the first
remind you of your     income period may differ depending on the following:
scheduled premium
payments while you     . If the AIO program start date is six months or more
are in the AIO           from your next policy anniversary, the income period
program.                 will end on the next policy anniversary. In this
                         case, the first income period will last at least six months, but not more than one year.

                       . If the AIO program start date is less than six months
                         from your next policy anniversary, the income period will extend to the following policy anniversary. In this case, the first income period will last at least one year, but not more than 18 months.

There is no charge     After the first income period, and each year you remain
for illustrations      in the AIO program, we will run an illustration after
we run in              each policy anniversary. This illustration will
connection with the    generally be run at a rate chosen by you, not to exceed
AIO program. They      a gross annual rate of 10%. Your policy must continue
do not count toward    to have an illustrated net cash surrender value at the
your one free          maturity date sufficient to meet the minimum
illustration per       accumulated value required to allow for payment of
year.                  policy charges, including policy loan interest.

                       We will send you a letter and the illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

                       You may discontinue participation in the AIO program at any time by sending a written notice to us.

                      ---------------------------------------------------------
                       The following section is added to Surrendering your policy after How we calculate the surrender charge:

                      ---------------------------------------------------------
Policy restoration     You may request to restore a policy you surrender if
                       the person insured by the policy is still living.
                       Here's how it works:

                        . We must receive your request to restore the policy
                          along with the full amount of the surrender proceeds within 30 days from the original date of the surrender. We will not require evidence of insurability.
                        . If we assessed a surrender charge when you
                          surrendered your policy, we will add the value of the charge to the surrender proceeds we receive from you.
                        . The surrender proceeds and any refunded surrender
                          charge will be placed into the Fixed account as of the original date of the surrender. We will calculate and pay interest on this amount from the date of surrender to the date we process your restoration request.
                        . On the date we process your restoration request, we
                          will transfer your accumulated value in the Fixed account to the investment options you choose according to your most recent premium allocation instructions.
                        . If you had an outstanding loan amount when you
                          surrendered your policy, we will reinstate the loan amount that was outstanding the day you surrendered your policy.
                        . Once we have restored the policy, we will send you a
                          written confirmation.

                       We will not restore a policy that has been surrendered for an income benefit.

                      ---------------------------------------------------------
About PL&A is          The following is added to How we're organized:
revised
                       PL&A is a stockholder owned company. As such, purchasing and owning a PL&A policy does not confer any membership rights nor ownership rights in PL&A or in any other company affiliated with PL&A.

                      ---------------------------------------------------------
                       Financial Statements is revised by adding the following:

                       The next several pages contain the unaudited statement of assets and liabilities of the Pacific Select Exec Separate Account as of September 30, 2001 and the related statement of operations for the nine months then ended, and the statement of changes in net assets for the nine month period ended September 30, 2001 and for the year ended December 31, 2000.

                       These are followed by the unaudited financial statements - statuatory basis for PL&A as of September 30, 2001 and December 31, 2000 and for the nine months ended September 30, 2001 and 2000.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT

                 Financial Statements as of September 30, 2001
                And for the nine months ended September 30, 2001
                    And for the year ended December 31, 2000

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001 (Unaudited)

                           Blue   Aggressive Aggressive Emerging Diversified Small-Cap International
                           Chip     Growth     Equity   Markets   Research    Equity     Large-Cap    Equity
                         Variable  Variable   Variable  Variable  Variable   Variable    Variable    Variable
                         Account   Account    Account   Account    Account    Account     Account    Account
                        -------------------------------------------------------------------------------------
ASSETS

Investments:
 Blue Chip Portfolio.... $18,025
 Aggressive Growth
 Portfolio..............            $1,819
 Aggressive Equity
 Portfolio..............                      $24,833
 Emerging Markets
 Portfolio..............                                $12,845
 Diversified Research
 Portfolio..............                                           $10,663
 Small-Cap Equity
 Portfolio..............                                                      $31,689
 International Large-Cap
 Portfolio..............                                                                  $54,221
 Equity Portfolio.......                                                                             $13,796

Receivables:

 Due from Pacific Life
 Insurance Company......                 2        641        47        646         42         248         32
 Fund shares redeemed...      21
                        -------------------------------------------------------------------------------------
Total Assets............  18,046     1,821     25,474    12,892     11,309     31,731      54,469     13,828
                        -------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......      21
 Fund shares purchased..                 2        641        47        646         42         248         32
                        -------------------------------------------------------------------------------------
Total Liabilities.......      21         2        641        47        646         42         248         32
                        -------------------------------------------------------------------------------------
NET ASSETS.............. $18,025    $1,819    $24,833   $12,845    $10,663    $31,689     $54,221    $13,796
                        =====================================================================================
Shares Owned in each
Portfolio...............   2,489       258      3,297     2,710      1,144      2,265       9,603        814
                        =====================================================================================
Cost of Investments..... $20,986    $2,134    $30,876   $15,537    $11,031    $40,146     $63,476    $15,902
                        =====================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2001 (Unaudited)

                                         I-Net    Financial  Health              Telecom-    Multi-   Equity  Strategic
                                       Tollkeeper Services  Sciences Technology munications Strategy  Income    Value
                                        Variable  Variable  Variable  Variable   Variable   Variable Variable Variable
                                        Account    Account  Account   Account     Account   Account  Account   Account
                                       --------------------------------------------------------------------------------
ASSETS

Investments:
 I-Net Tollkeeper Portfolio...........  $15,986
 Financial Services Portfolio.........             $6,712
 Health Sciences Portfolio............                       $8,161
 Technology Portfolio ................                                 $5,810
 Telecommunications Portfolio.........                                            $4,382
 Multi-Strategy Portfolio.............                                                      $29,615
 Equity Income Portfolio..............                                                               $63,919
 Strategic Value Portfolio............                                                                         $4,379

Receivables:
 Due from Pacific Life Insurance
 Company..............................                  2       196                             656      853      190
 Fund shares redeemed.................                                      7
                                       --------------------------------------------------------------------------------
Total Assets..........................   15,986     6,714     8,357     5,817      4,382     30,271   64,772    4,569
                                       --------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life Insurance
 Company..............................                                      7
 Fund shares purchased................                  2       196                             656      853      190
                                       --------------------------------------------------------------------------------
Total Liabilities.....................                  2       196         7                   656      853      190
                                       --------------------------------------------------------------------------------
NET ASSETS............................  $15,986    $6,712    $8,161    $5,810     $4,382    $29,615  $63,919   $4,379
                                       ================================================================================
Shares Owned in each Portfolio........    4,418       776       936     1,346        981      2,124    3,425      564
                                       ================================================================================
Cost of Investments...................  $24,119    $7,063    $8,250    $7,583     $5,779    $31,682  $70,717   $4,626
                                       ================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2001 (Unaudited)

                                        Growth  Focused  Mid-Cap  International    Capital    Mid-Cap   Global   Equity
                                          LT       30     Value       Value     Opportunities  Growth   Growth   Index
                                       Variable Variable Variable   Variable      Variable    Variable Variable Variable
                                       Account  Account  Account     Account       Account    Account  Account  Account
                                       ---------------------------------------------------------------------------------
ASSETS

Investments:
 Growth LT Portfolio.................   $84,329
 Focused 30 Portfolio ...............             $67
 Mid-Cap Value Portfolio.............                    $59,046
 International Value Portfolio.......                                $71,040
 Capital Opportunities Portfolio.....                                              $5,793
 Mid-Cap Growth Portfolio............                                                          $2,915
 Global Growth Portfolio.............                                                                    $24
 Equity Index Portfolio..............                                                                           $152,556

Receivables:
 Due from Pacific Life Insurance
 Company.............................        34     1        803         779          190         176      5         574
                                       ---------------------------------------------------------------------------------
Total Assets..........................   84,363    68     59,849      71,819        5,983       3,091     29     153,130
                                       ---------------------------------------------------------------------------------

LIABILITIES

Payables:
 Fund shares purchased...............        34     1        803         779          190         176      5         574
                                       ---------------------------------------------------------------------------------
Total Liabilities.....................       34     1        803         779          190         176      5         574
                                       ---------------------------------------------------------------------------------
NET ASSETS............................  $84,329   $67    $59,046     $71,040       $5,793      $2,915    $24    $152,556
                                       =================================================================================
Shares Owned in each Portfolio........    5,000    12      4,937       6,270          810         459      3       5,695
                                       =================================================================================
Cost of Investments................... $114,529   $72    $64,196     $79,548       $6,576      $3,259    $17    $173,891
                                       =================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2001 (Unaudited)

                         Small-Cap           Inflation  Managed    Money    High Yield Large-Cap
                           Index     REIT     Managed     Bond     Market      Bond      Value
                         Variable  Variable  Variable   Variable  Variable   Variable  Variable
                          Account  Account  Account (1) Account   Account    Account    Account
                         -----------------------------------------------------------------------
ASSETS
Investments:
 Small-Cap Index
 Portfolio..............  $14,030
 REIT Portfolio.........           $17,501
 Inflation Managed
 Portfolio (1)..........                      $44,753
 Managed Bond
 Portfolio..............                                $93,348
 Money Market
 Portfolio..............                                         $1,303,834
 High Yield Bond
 Portfolio..............                                                     $23,938
 Large-Cap Value
 Portfolio..............                                                                $42,165

Receivables:
 Due from Pacific Life
 Insurance Company......                 6                  492                             849
 Fund shares redeemed...       18                  50                   309       41
                         -----------------------------------------------------------------------
Total Assets............   14,048   17,507     44,803    93,840   1,304,143   23,979     43,014
                         -----------------------------------------------------------------------
LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......       18                  50                   309       41
 Fund shares purchased..                 6                  492                             849
                         -----------------------------------------------------------------------
Total Liabilities.......       18        6         50       492         309       41        849
                         -----------------------------------------------------------------------
NET ASSETS..............  $14,030  $17,501    $44,753   $93,348  $1,303,834  $23,938    $42,165
                         =======================================================================
Shares Owned in each
Portfolio...............    1,641    1,394      4,122     8,304     129,232    3,519      3,953
                         =======================================================================
Cost of Investments.....  $17,520  $16,849    $44,370   $91,188  $1,304,991  $26,242    $46,920
                         =======================================================================

(1) Formerly named Government Securities Variable Account and Government Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)

                                         Blue     Aggressive  Aggressive Emerging  Diversified Small-Cap International
                                         Chip       Growth      Equity   Markets    Research    Equity     Large-Cap    Equity
                                       Variable    Variable    Variable  Variable   Variable   Variable    Variable    Variable
                                      Account (1) Account (1)  Account   Account     Account    Account     Account    Account
                                      -----------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends...........................        $1                                          $7      $3,189        $160       $586
                                      -----------------------------------------------------------------------------------------
Net Investment Income.................        1                                           7       3,189         160        586
                                      -----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized loss from security
 transactions........................       (82)       ($4)    ($1,936)    ($286)       (69)       (941)       (773)      (707)
 Net unrealized depreciation on
 investments.........................    (2,961)      (315)     (5,684)   (2,583)      (392)     (8,127)     (9,038)    (1,992)
                                      -----------------------------------------------------------------------------------------
Net Realized and Unrealized Loss on
Investments...........................   (3,043)      (319)     (7,620)   (2,869)      (461)     (9,068)     (9,811)    (2,699)
                                      -----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS.......................  ($3,042)     ($319)    ($7,620)  ($2,869)     ($454)    ($5,879)    ($9,651)   ($2,113)
                                      =========================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)

                           I-Net     Financial    Health                 Telecom-    Multi-    Equity    Strategic
                         Tollkeeper  Services    Sciences   Technology  munications Strategy   Income      Value
                          Variable   Variable    Variable    Variable    Variable   Variable  Variable   Variable
                          Account   Account (1) Account (1) Account (1) Account (1) Account   Account   Account (1)
                        -------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............                                                               $400      $359         $1
                        -------------------------------------------------------------------------------------------
Net Investment Income...                                                                400       359          1
                        -------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized loss from
 security transactions..  ($4,093)       ($9)                    ($15)       ($13)     (164)     (512)      (110)
 Net unrealized
 depreciation on
 investments............   (5,435)      (351)      ($89)       (1,773)     (1,397)   (1,782)   (6,700)      (247)
                        -------------------------------------------------------------------------------------------
Net Realized and
Unrealized Loss on
Investments.............   (9,528)      (360)       (89)       (1,788)     (1,410)   (1,946)   (7,212)      (357)
                        -------------------------------------------------------------------------------------------
NET DECREASE IN NET
ASSETS RESULTING FROM
OPERATIONS..............  ($9,528)     ($360)      ($89)      ($1,788)    ($1,410)  ($1,546)  ($6,853)     ($356)
                        ===========================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)

                                       Growth     Focused   Mid-Cap   International    Capital      Mid-Cap     Global     Equity
                                         LT         30       Value        Value     Opportunities   Growth      Growth     Index
                                      Variable   Variable   Variable    Variable      Variable     Variable    Variable   Variable
                                      Account   Account (1) Account      Account     Account (1)  Account (1) Account (1) Account
                                      --------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends (2).......................  $11,719               $1,195         $651                                              $972
                                      --------------------------------------------------------------------------------------------
Net Investment Income................   11,719                1,195          651                                               972
                                      --------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
 Net realized loss from security
 transactions........................  (10,415)                (402)        (891)        ($53)        ($61)      ($10)      (1,136)
 Net unrealized appreciation
 (depreciation) on investments.......  (26,858)     ($5)     (5,434)      (8,722)        (783)        (344)         7      (20,491)
                                      --------------------------------------------------------------------------------------------
Net Realized and Unrealized Loss on
Investments..........................  (37,273)      (5)     (5,836)      (9,613)        (836)        (405)        (3)     (21,627)
                                      --------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS...................... ($25,554)     ($5)    ($4,641)     ($8,962)       ($836)       ($405)       ($3)    ($20,655)
                                      ============================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Pacific Select Fund had declared dividends for the Focused 30 Portfolio during 2001. The corresponding Variable Account did not own shares prior to the ex-dividend date.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)

                         Small-Cap           Inflation  Managed   Money    High Yield Large-Cap
                           Index     REIT     Managed     Bond    Market      Bond      Value
                         Variable  Variable  Variable   Variable Variable   Variable  Variable
                          Account  Account  Account (1) Account  Account    Account    Account
                         ----------------------------------------------------------------------
INVESTMENT INCOME

 Dividends..............   $1,386     $62      $510      $1,398  $29,743     $1,808       $784
                         ----------------------------------------------------------------------
Net Investment Income...    1,386      62       510       1,398   29,743      1,808        784
                         ----------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized loss from
 security transactions..   (1,053)    (54)      (31)        (43)    (628)    (4,937)      (558)
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (3,515)    634       246       2,089   (1,040)    (2,243)    (5,175)
                         ----------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........   (4,568)    580       215       2,046   (1,668)    (7,180)    (5,733)
                         ----------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........  ($3,182)   $642      $725      $3,444  $28,075    ($5,372)   ($4,949)
                         ======================================================================

(1) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)

                                         Blue     Aggressive  Aggressive Emerging  Diversified Small-Cap International
                                         Chip       Growth      Equity   Markets    Research    Equity     Large-Cap    Equity
                                       Variable    Variable    Variable  Variable   Variable   Variable    Variable    Variable
                                      Account (1) Account (1)  Account   Account     Account    Account     Account    Account
                                      -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

 Net investment income...............        $1                                           $7     $3,189        $160       $586
 Net realized loss from security
 transactions........................       (82)       ($4)    ($1,936)    ($286)        (69)      (941)       (773)      (707)
 Net unrealized depreciation on
 investments.........................    (2,961)      (315)     (5,684)   (2,583)       (392)    (8,127)     (9,038)    (1,992)
                                      -----------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting
from Operations.......................   (3,042)      (319)     (7,620)   (2,869)       (454)    (5,879)     (9,651)    (2,113)
                                      -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS

 Transfer of net premiums............     1,525         66      11,131     4,900       7,975     14,268      18,640      7,856
 Transfers between variable accounts,
 net.................................    20,683      2,125      27,692    11,014       3,493     22,923      44,976      8,552
 Transfers--policy charges and
 deductions..........................    (1,083)       (43)     (9,309)   (1,847)     (1,258)    (4,133)     (6,443)    (1,766)
 Transfers--other....................       (58)       (10)         47        16          13       (181)         23         41
                                      -----------------------------------------------------------------------------------------
Net Increase in Net Assets Derived
from Policy Transactions..............   21,067      2,138      29,561    14,083      10,223     32,877      57,196     14,683
                                      -----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS............   18,025      1,819      21,941    11,214       9,769     26,998      47,545     12,570
                                      -----------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period.................                            2,892     1,631         894      4,691       6,676      1,226
                                      -----------------------------------------------------------------------------------------
 End of Period.......................   $18,025     $1,819     $24,833   $12,845     $10,663    $31,689     $54,221    $13,796
                                      =========================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Note to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)

                                        I-Net     Financial    Health                 Telecom-    Multi-    Equity    Strategic
                                      Tollkeeper  Services    Sciences   Technology  munications Strategy   Income      Value
                                       Variable   Variable    Variable    Variable    Variable   Variable  Variable   Variable
                                       Account   Account (1) Account (1) Account (1) Account (1) Account   Account   Account (1)
                                      ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income...............                                                               $400      $359         $1
 Net realized loss from security
 transactions........................  ($4,093)       ($9)                   ($15)       ($13)      (164)     (512)      (110)
 Net unrealized depreciation on
 investments.........................   (5,435)      (351)       ($89)     (1,773)     (1,397)    (1,782)   (6,700)      (247)
                                      ------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting
from Operations.......................  (9,528)      (360)        (89)     (1,788)     (1,410)    (1,546)   (6,853)      (356)
                                      ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums............    5,439        971       1,030       1,392         193      8,390    23,681      1,756
 Transfers between variable accounts,
 net.................................   14,334      6,202       7,367       6,356       5,690     15,563    43,796      3,816
 Transfers--policy charges and
 deductions..........................   (2,457)      (109)       (209)       (231)       (149)    (2,552)   (4,423)      (891)
 Transfers--other....................     (281)         8          62          81          58          9        87         54
                                      ------------------------------------------------------------------------------------------
Net Increase in Net Assets Derived
from Policy Transactions..............  17,035      7,072       8,250       7,598       5,792     21,410    63,141      4,735
                                      ------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS............   7,507      6,712       8,161       5,810       4,382     19,864    56,288      4,379
                                      ------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period.................    8,479                                                     9,751     7,631
                                      ------------------------------------------------------------------------------------------
 End of Period.......................  $15,986     $6,712      $8,161      $5,810      $4,382    $29,615   $63,919     $4,379
                                      ==========================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)

                                        Growth     Focused   Mid-Cap   International    Capital      Mid-Cap     Global     Equity
                                          LT         30       Value        Value     Opportunities   Growth      Growth     Index
                                       Variable   Variable   Variable    Variable      Variable     Variable    Variable   Variable
                                       Account   Account (1) Account      Account     Account (1)  Account (1) Account (1) Account
                                       ---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income................ $11,719                $1,195         $651                                              $972
 Net realized loss from security
 transactions......................... (10,415)                 (402)        (891)        ($53)        ($61)      ($10)      (1,136)
 Net unrealized appreciation
 (depreciation) on investments........ (26,858)      ($5)     (5,434)      (8,722)        (783)        (344)         7      (20,491)
                                       ---------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting
from Operations....................... (25,554)       (5)     (4,641)      (8,962)        (836)        (405)        (3)     (20,655)
                                       ---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums.............  18,555        13      19,701       16,576                       686         49       46,240
 Transfers between variable accounts,
 net..................................  86,814        71      53,265       59,044        6,846        2,886          5      118,948
 Transfers--policy charges and
 deductions........................... (14,624)      (12)    (15,014)      (5,786)        (190)        (294)       (27)      (8,358)
 Transfers--other.....................     258                    34          (58)         (27)          42                    (327)
                                       ---------------------------------------------------------------------------------------------
Net Increase in Net Assets Derived
from Policy Transactions..............  91,003        72      57,986       69,776        6,629        3,320         27      156,503
                                       ---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS............  65,449        67      53,345       60,814        5,793        2,915         24      135,848
                                       ---------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period..................  18,880                 5,701       10,226                                            16,708
                                       ---------------------------------------------------------------------------------------------
 End of Period........................ $84,329       $67     $59,046      $71,040       $5,793       $2,915        $24     $152,556
                                       =============================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)

                                   Small-Cap            Inflation  Managed     Money     High Yield Large-Cap
                                     Index     REIT      Managed     Bond      Market       Bond      Value
                                   Variable  Variable   Variable   Variable   Variable    Variable  Variable
                                    Account  Account   Account (1) Account    Account     Account    Account
                                   --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income...........    $1,386      $62        $510    $1,398      $29,743    $1,808       $784
 Net realized loss from security
 transactions....................    (1,053)     (54)        (31)      (43)        (628)   (4,937)      (558)
 Net unrealized appreciation
 (depreciation) on investments...    (3,515)     634         246     2,089       (1,040)   (2,243)    (5,175)
                                   --------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from
Operations.......................    (3,182)     642         725     3,444       28,075    (5,372)    (4,949)
                                   --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums........     2,312    6,637       6,449    20,900    2,040,050     1,720     10,599
 Transfers between variable
 accounts, net...................    19,771   11,601      30,399    67,797     (766,634)   32,568     31,966
 Transfers--policy charges and
 deductions......................    (8,195)  (2,044)     (4,554)   (5,864)    (104,589)   (8,986)   (11,630)
 Transfers--other................        54      (26)        (14)       (9)       1,795         8         47
                                   --------------------------------------------------------------------------
Net Increase in Net Assets
Derived from Policy
Transactions.....................    13,942   16,168      32,280    82,824    1,170,622    25,310     30,982
                                   --------------------------------------------------------------------------
NET INCREASE IN NET ASSETS.......    10,760   16,810      33,005    86,268    1,198,697    19,938     26,033
                                   --------------------------------------------------------------------------
NET ASSETS
 Beginning of Period.............     3,270      691      11,748     7,080      105,137     4,000     16,132
                                   --------------------------------------------------------------------------
 End of Period...................   $14,030  $17,501     $44,753   $93,348   $1,303,834   $23,938    $42,165
                                   ==========================================================================

(1) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000

                              Aggressive Emerging Diversified Small-Cap International            I-Net     Multi-   Equity   Growth
                                Equity   Markets   Research    Equity     Large-Cap    Equity  Tollkeeper Strategy  Income     LT
                               Variable  Variable  Variable   Variable    Variable    Variable  Variable  Variable Variable Variable
                               Account   Account    Account    Account     Account    Account   Account   Account  Account  Account
                              ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
 Net investment income......                           $1         $13          $5                             $47      $11      $40
 Net realized loss from
 security transactions......      ($59)    ($226)                 (72)        (70)        ($6)     ($66)       (6)             (111)
 Net unrealized appreciation
 (depreciation) on
 investments................      (359)     (109)      24        (330)       (217)       (114)   (2,698)     (285)     (98)  (3,342)
                              ------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Resulting from
Operations..................      (418)     (335)      25        (389)       (282)       (120)   (2,764)     (244)     (87)  (3,413)
                              ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net premiums...                 138                  281         281                              56               820
 Transfers between variable
 accounts, net..............     3,675     2,049      885       5,112       7,166       1,482    11,501    10,124    7,938   22,441
 Transfers--policy charges
 and deductions.............      (374)     (241)     (16)       (342)       (538)       (137)     (258)     (184)    (220)    (902)
 Transfers--other...........         9        20                   29          49           1                  (1)              (66)
                              ------------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from Policy
Transactions................     3,310     1,966      869       5,080       6,958       1,346    11,243     9,995    7,718   22,293
                              ------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS..     2,892     1,631      894       4,691       6,676       1,226     8,479     9,751    7,631   18,880
                              ------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period........
                              ------------------------------------------------------------------------------------------------------
 End of Period..............    $2,892    $1,631     $894      $4,691      $6,676      $1,226    $8,479    $9,751   $7,631  $18,880
                              ======================================================================================================

See Notes to Financial Statements (This Separate Account commenced operations on August 15, 2000)

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIODS ENDED DECEMBER 31, 2000

                                       Mid-Cap   Equity   Small-Cap          International  Inflation  Managed   Money
                                        Value    Index      Index     REIT       Value       Managed     Bond    Market
                                       Variable Variable  Variable  Variable   Variable     Variable   Variable Variable
                                       Account  Account    Account  Account     Account    Account (1) Account  Account
                                       ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income................     $12      $29       $22       $9          $15         $105      $119    $2,106
 Net realized gain (loss) from
 security transactions................       7       (9)      (73)                 (116)           2         9      (271)
 Net unrealized appreciation
 (depreciation) on investments........     284     (844)       25       18          214          137        71      (117)
                                       ---------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations.............     303     (824)      (26)      27          113          244       199     1,718
                                       ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums.............     140      211       275                   688                    688   272,763
 Transfers between variable accounts,
 net..................................   5,713   17,658     3,255      736       10,033       11,821     6,429  (148,228)
 Transfers--policy charges and
 deductions...........................    (430)    (338)     (168)     (72)        (639)        (317)     (235)  (21,135)
 Transfers--other.....................     (25)       1       (66)                   31                     (1)       19
                                       ---------------------------------------------------------------------------------
Net Increase in Net Assets Derived
from Policy Transactions..............   5,398   17,532     3,296      664       10,113       11,504     6,881   103,419
                                       ---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS............   5,701   16,708     3,270      691       10,226       11,748     7,080   105,137
                                       ---------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period..................
                                       ---------------------------------------------------------------------------------
 End of Period........................  $5,701  $16,708    $3,270     $691      $10,226      $11,748    $7,080  $105,137
                                       =================================================================================
                                       High Yield Large-Cap
                                          Bond      Value
                                        Variable  Variable
                                        Account    Account
                                       --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income................      $75        $80
 Net realized gain (loss) from
 security transactions................       (6)       (73)
 Net unrealized appreciation
 (depreciation) on investments........      (61)       420
                                       --------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations.............        8        427
                                       --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums.............      278        413
 Transfers between variable accounts,
 net..................................    3,875     16,334
 Transfers--policy charges and
 deductions...........................     (159)    (1,034)
 Transfers--other.....................       (2)        (8)
                                       --------------------
Net Increase in Net Assets Derived
from Policy Transactions..............    3,992     15,705
                                       --------------------
NET INCREASE IN NET ASSETS............    4,000     16,132
                                       --------------------
NET ASSETS
 Beginning of Period..................
                                       --------------------
 End of Period........................   $4,000    $16,132
                                       ====================

(1) Formerly named Government Securities Variable Account.

See Notes to Financial Statements (This Separate Account commenced operations on August 15, 2000)

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of thirty-one subaccounts called Variable
Accounts: the Blue Chip, Aggressive Growth, Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts as of September 30, 2001. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The Semi-Annual Report of the Fund dated June 30, 2001 is available upon request to Pacific Life & Annuity Company (PL&A).

 The Separate Account has organized and registered with the Securities and Exchange Commission (SEC) nine new Variable Accounts: the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts. The Strategic Value Variable Account commenced operations on February 27, 2001; the Blue Chip, Aggressive Growth, and Capital Opportunities Variable Accounts commenced operations on May 1, 2001; the Financial Services, Health Sciences, Technology, Telecommunications, and Focused 30 Variable Accounts commenced operations on May 23, 2001; the Global Growth Variable Account commenced operations on June 14, 2001; and the Mid-Cap Growth commenced operations on July 9, 2001. The Strategic Value and Focused 30 Variable Accounts were organized and registered with the SEC in 2000.

 The Separate Account was established by PL&A, a wholly-owned subsidiary of Pacific Life Insurance Company (Pacific Life), on September 24, 1998 and commenced operations on August 15, 2000. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.

 The Separate Account held by PL&A represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United
States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account.

2. DIVIDENDS

 During the nine-month period ended September 30, 2001, the Fund declared dividends for each portfolio, except for the Aggressive Growth, Aggressive Equity, Emerging Markets, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. PL&A also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks PL&A assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by PL&A.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

 The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of September 30, 2001 were as follows:

                                                                    Variable Accounts
                                -----------------------------------------------------------------------------------------
                                   Blue    Aggressive  Aggressive    Emerging   Diversified    Small-Cap    International
                                 Chip (1)  Growth (1)    Equity      Markets     Research       Equity        Large-Cap
                                -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period                                      $3,250      $1,741         $870        $5,020         $6,892
Add:  Total net proceeds
      from policy
      transactions               $21,604     $2,174       39,958      15,688       11,337        44,797         61,576
      Reinvested
      distributions from
      the Funds:
      (a) Net investment
          income                       1                                                7            78            160
      (b) Net realized gain                                                                       3,111
                                -----------------------------------------------------------------------------------------
          Sub-Total               21,605      2,174       43,208      17,429       12,214        53,006         68,628
Less: Cost of
      investments disposed
      during the period              619         40       12,332       1,892        1,183        12,860          5,152
                                -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                           20,986      2,134       30,876      15,537       11,031        40,146         63,476
Add:  Unrealized
      depreciation                (2,961)      (315)      (6,043)     (2,692)        (368)       (8,457)        (9,255)
                                -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                          $18,025     $1,819      $24,833     $12,845      $10,663       $31,689        $54,221
                                =========================================================================================

                                             I-Net     Financial      Health       Tech-       Telecom-        Multi-
                                  Equity   Tollkeeper Services (1) Sciences (1) nology (1)  munications (1)   Strategy
                                -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period              $1,340    $11,177                                                            $10,036
Add:  Total net proceeds
      from policy
      transactions                18,230     25,169       $7,143      $8,311       $7,667        $5,836         23,612
      Reinvested
      distributions from
      the Funds:
      (a) Net investment
          income                                                                                                   361
      (b) Net realized gain          586                                                                            39
                                -----------------------------------------------------------------------------------------
          Sub-Total               20,156     36,346        7,143       8,311        7,667         5,836         34,048
Less: Cost of
      investments disposed
      during the period            4,254     12,227           80          61           84            57          2,366
                                -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                           15,902     24,119        7,063       8,250        7,583         5,779         31,682
Add:  Unrealized
      depreciation                (2,106)    (8,133)        (351)        (89)      (1,773)       (1,397)        (2,067)
                                -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                          $13,796    $15,986       $6,712      $8,161       $5,810        $4,382        $29,615
                                =========================================================================================

                                                                                                Inter-         Capital
                                  Equity   Strategic     Growth      Focused      Mid-Cap      national      Opportuni-
                                  Income   Value (1)       LT         30 (1)       Value         Value        ties (1)
                                -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period              $7,729                 $22,221                   $5,417       $10,012
Add:  Total net proceeds
      from policy
      transactions                72,085     $5,503      122,582         $78       71,312        76,873         $6,791
      Reinvested
      distributions from
      the Funds:
      (a) Net investment
          income                     116          1          705                      153           186
      (b) Net realized gain          243                  11,014                    1,042           465
                                -----------------------------------------------------------------------------------------
          Sub-Total               80,173      5,504      156,522          78       77,924        87,536          6,791
Less: Cost of
      investments disposed
      during the period            9,456        878       41,993           6       13,728         7,988            215
                                -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                           70,717      4,626      114,529          72       64,196        79,548          6,576
Add:  Unrealized
      depreciation                (6,798)      (247)     (30,200)         (5)      (5,150)       (8,508)          (783)
                                -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                          $63,919     $4,379      $84,329         $67      $59,046       $71,040         $5,793
                                =========================================================================================

                                 Mid-Cap     Global                 Small-Cap                  Inflation
                                Growth (1) Growth (1) Equity Index    Index        REIT       Managed (2)   Managed Bond
                                -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period                                     $17,552      $3,247         $674       $11,611         $7,009
Add:  Total net proceeds
      from policy
      transactions                $3,614        $33      200,372      21,974       21,378        39,725         88,784
      Reinvested
      distributions from
      the Funds:
      (a) Net investment
          income                                             671          75           22           510          1,398
      (b) Net realized gain                                  301       1,311           40
                                -----------------------------------------------------------------------------------------
          Sub-Total                3,614         33      218,896      26,607       22,114        51,846         97,191
Less: Cost of
      investments
      disposed during the
      period                         355         16       45,005       9,087        5,265         7,476          6,003
                                -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                            3,259         17      173,891      17,520       16,849        44,370         91,188
Add:  Unrealized
      appreciation
      (depreciation)                (344)         7      (21,335)     (3,490)         652           383          2,160
                                -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                           $2,915        $24     $152,556     $14,030      $17,501       $44,753        $93,348
                                =========================================================================================

----------------
(1) Operations commenced during 2001 (See Note 1 to Financial Statements)

(2) Inflation Managed was formerly named Government Securities.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

                                                Variable Accounts
                                         --------------------------------
                                           Money     High Yield Large-Cap
                                           Market       Bond      Value
                                         --------------------------------
Total cost of investments at
 beginning of period                       $105,252    $4,061    $15,711
Add: Total net proceeds from policy
     transactions Reinvested
     distributions from the Funds:        1,701,474    67,652     40,444
     (a) Net investment income               29,743     1,808        124
     (b) Net realized gain                                           660
                                         --------------------------------
          Sub-Total                       1,836,469    73,521     56,939
Less: Cost of investments disposed
      during the period                     531,478    47,279     10,019
                                         --------------------------------
Total cost of investments at end of
 period                                   1,304,991    26,242     46,920
Add: Unrealized depreciation                 (1,157)   (2,304)    (4,755)
                                         --------------------------------
Total market value of investments
 at end of period                        $1,303,834   $23,938    $42,165
                                         ================================

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the periods ended September 30, 2001 and the selected accumulation unit information as of September 30, 2001 were as follows:

                                                                   Variable Accounts
                                ---------------------------------------------------------------------------------------
                                  Blue   Aggressive  Aggressive    Emerging   Diversified    Small-Cap    International
                                Chip (1) Growth (1)    Equity      Markets     Research       Equity        Large-Cap
                                ---------------------------------------------------------------------------------------
Total units outstanding at
 beginning of period                                      344          199          84           574            725
Increase (decrease) in
 units resulting from
 policy transactions:
  (a) Transfer of net
   premiums                         190         8       1,708          812         877         1,981          2,530
  (b) Transfers between
   variable accounts, net         2,284       234       3,621        1,465         345         2,946          5,676
  (c) Transfers--policy
   charges and deductions          (119)       (3)     (1,335)        (249)       (125)         (514)          (803)
  (d) Transfers--other               (6)       (1)          8            3           1           (23)             3
                                ---------------------------------------------------------------------------------------
          Sub-Total               2,349       238       4,002        2,031       1,098         4,390          7,406
                                =======================================================================================
Total units outstanding at
 end of period                    2,349       238       4,346        2,230       1,182         4,964          8,131
                                ---------------------------------------------------------------------------------------

Accumulation Unit Value:
 At beginning of period          $10.00    $10.00       $8.41        $8.18      $10.63         $8.17          $9.21
          At end of period        $7.67     $7.66       $5.71        $5.76       $9.02         $6.38          $6.67
                                           I-Net     Financial      Health       Tech-       Telecom-        Multi-
                                 Equity  Tollkeeper Services (1) Sciences (1) nology (1)  munications (1)   Strategy
                                ---------------------------------------------------------------------------------------
Total units outstanding at
 beginning of period                136     1,149                                                               999
Increase (decrease) in
 units resulting from
 policy transactions:
  (a) Transfer of net
   premiums                       1,179     1,081         122          114         251            35            930
  (b) Transfers between
   variable accounts, net         1,134     2,259         666          765         883           816          1,623
  (c) Transfers--policy
   charges and deductions          (242)     (384)        (14)         (32)        (60)          (41)          (269)
  (d) Transfers--other                5       (44)          2           10          21            16              1
                                ---------------------------------------------------------------------------------------
          Sub-Total               2,076     2,912         776          857       1,095           826          2,285
                                ---------------------------------------------------------------------------------------
Total units outstanding at
 end of period                    2,212     4,061         776          857       1,095           826          3,284
                                =======================================================================================

Accumulation Unit Value:
 At beginning of period           $9.04     $7.38      $10.00       $10.00      $10.00        $10.00          $9.76
          At end of period        $6.24     $3.94       $8.65        $9.52       $5.31         $5.31          $9.02

----------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

                                                       Variable Accounts
                           --------------------------------------------------------------------------
                                                                                 Inter-     Capital
                              Equity   Strategic             Focused  Mid-Cap   national   Opportuni-
                              Income   Value (1)  Growth LT  30 (1)    Value      Value     ties (1)
                           --------------------------------------------------------------------------
Total units outstanding at
 beginning of period             770                2,364                532      1,055
Increase (decrease) in
 units resulting from
 policy transactions:
  (a) Transfer of net
   premiums                    2,849        236     3,134         2    1,831      2,208
  (b) Transfers between
   variable accounts, net      4,858        434    13,316         8    4,765      7,461         853
  (c) Transfers--policy
   charges and deductions       (495)      (106)   (2,332)       (2)  (1,348)      (699)        (22)
  (d) Transfers--other            11          6        41                  4         (8)         (4)
                           --------------------------------------------------------------------------
          Sub-Total            7,223        570    14,159         8    5,252      8,962         827
                           --------------------------------------------------------------------------
Total units outstanding at
 end of period                 7,993        570    16,523         8    5,784     10,017         827
                           ==========================================================================

Accumulation Unit Value:
 At beginning of period        $9.90     $10.00     $7.99    $10.00   $10.71      $9.70      $10.00
          At end of period     $8.00      $7.68     $5.10     $8.18   $10.21      $7.09       $7.00
                             Mid-Cap     Global    Equity   Small-Cap           Inflation   Managed
                            Growth (1) Growth (1)   Index     Index    REIT    Managed (2)    Bond
                           --------------------------------------------------------------------------
Total units outstanding at
 beginning of period                                1,813       328       66      1,146         688
Increase (decrease) in
 units resulting from
 policy transactions:
  (a) Transfer of net
   premiums                       99          5     5,370       277      640        606       1,933
  (b) Transfers between
   variable accounts, net        348          1    14,659     1,924    1,105      2,845       6,319
  (c) Transfers--policy
   charges and deductions        (42)        (3)     (965)     (857)    (189)      (429)       (545)
  (d) Transfers--other             6                  (38)        5       (3)        (1)         (1)
                           --------------------------------------------------------------------------
          Sub-Total              411          3    19,026     1,349    1,553      3,021       7,706
                           --------------------------------------------------------------------------
Total units outstanding at
 end of period                   411          3    20,839     1,677    1,619      4,167       8,394
                           ==========================================================================

Accumulation Unit Value:
 At beginning of period       $10.00     $10.00     $9.22     $9.96   $10.43     $10.25      $10.30
          At end of period     $7.09      $8.12     $7.32     $8.37   $10.81     $10.74      $11.12
                              Money    High Yield Large-Cap
                              Market      Bond      Value
                           --------------------------------
Total units outstanding at
 beginning of period          10,268        416     1,587
Increase (decrease) in
 units resulting from
 policy transactions:
  (a) Transfer of net
   premiums                  196,376        176     1,143
  (b) Transfers between
   variable accounts, net    (73,350)     2,927     3,187
  (c) Transfers--policy
   charges and deductions    (10,183)      (906)   (1,169)
  (d) Transfers--other           174          1         5
                           ------------------------------
          Sub-Total          113,017      2,198     3,166
                           ------------------------------
Total units outstanding at
 end of period               123,285      2,614     4,753
                           ==============================

Accumulation Unit Value:
 At beginning of period       $10.24      $9.61    $10.17
          At end of period    $10.58      $9.16     $8.87

----------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

(2) Inflation Managed was formerly named Government Securities.

                              ------------------

                         PACIFIC LIFE & ANNUITY COMPANY

                     Financial Statements--Statutory Basis
                 as of September 30, 2001 and December 31, 2000
           and for the nine months ended September 30, 2001 and 2000

                         Pacific Life & Annuity Company

                         STATEMENTS OF ADMITTED ASSETS,
             LIABILITIES AND CAPITAL AND SURPLUS - STATUTORY BASIS

                                                September 30,
                                                    2001      December 31,
                                                 (Unaudited)      2000
--------------------------------------------------------------------------
                                                      (In Thousands)
ADMITTED ASSETS
Bonds                                             $392,504      $258,266
Preferred stocks                                     4,688         6,963
Common stocks                                        5,249         6,849
Mortgage loans                                      14,557        15,004
Cash and short-term investments                    105,175        91,041
Other invested assets                               66,845        56,832
Premiums due and unpaid                             26,342        20,966
Investment income due and accrued                    6,431         3,729
Other assets                                         6,460         1,798
Separate account assets                              2,222           243
--------------------------------------------------------------------------

TOTAL ADMITTED ASSETS                             $630,473      $461,691
==========================================================================

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Policy reserves                                 $223,010      $136,645
  Policy benefits payable                           77,141        58,097
  Deposit-type contracts                             4,646         3,212
  Accrued general expenses                          12,243         8,169
  Other liabilities                                 55,286        24,842
  Asset valuation reserve                           10,340         4,769
  Separate account liabilities                       2,222           243
--------------------------------------------------------------------------
TOTAL LIABILITIES                                  384,888       235,977
--------------------------------------------------------------------------
Capital and Surplus:
  Common stock - $1 par value; 5 million shares
   authorized; 2.9 million shares issued and
   outstanding                                       2,900         2,900
  Paid-in surplus                                  134,607       134,607
  Unassigned surplus                               108,078        88,207
--------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                          245,585       225,714
--------------------------------------------------------------------------

TOTAL LIABILITIES AND CAPITAL AND SURPLUS         $630,473      $461,691
==========================================================================

See Notes to Financial Statements - Statutory Basis

                         Pacific Life & Annuity Company

                   STATEMENTS OF OPERATIONS - STATUTORY BASIS
                                  (Unaudited)

                                                               Nine Months Ended
                                                                 September 30,
                                                                 2001     2000
--------------------------------------------------------------------------------
                                                                (In Thousands)
REVENUES
Premiums and other income                                      $529,793 $299,239
Net investment income                                            23,592   22,678
--------------------------------------------------------------------------------
TOTAL REVENUES                                                  553,385  321,917
--------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future policy benefits                              423,467  210,385
Operating expenses                                              111,715   73,525
--------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                     535,182  283,910
--------------------------------------------------------------------------------

INCOME BEFORE FEDERAL INCOME TAXES                               18,203   38,007
Federal income taxes                                              7,035   12,998
--------------------------------------------------------------------------------

NET GAIN FROM OPERATIONS                                         11,168   25,009
Net realized capital gains                                        3,002      504
--------------------------------------------------------------------------------

NET INCOME                                                     $ 14,170 $ 25,513
================================================================================

See Notes to Financial Statements - Statutory Basis

                         Pacific Life & Annuity Company

              STATEMENTS OF CAPITAL AND SURPLUS - STATUTORY BASIS


                                 Common Stock
                                 ------------- Paid-in  Unassigned
                                 Shares Amount Surplus   Surplus    Total
---------------------------------------------------------------------------
                                               (In Thousands)
BALANCES, JANUARY 1, 2000        2,900  $2,900 $134,607  $ 63,441  $200,948
Net income                                                 28,171    28,171
Other surplus transactions                                 (3,405)   (3,405)
---------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2000      2,900   2,900  134,607    88,207   225,714
Net income                                                 14,170    14,170
Cumulative effect of changes in
 accounting principles                                     12,383    12,383
Other surplus transactions                                 (6,682)   (6,682)
---------------------------------------------------------------------------
BALANCES (Unaudited),
 SEPTEMBER 30, 2001              2,900  $2,900 $134,607  $108,078  $245,585
===========================================================================

See Notes to Financial Statements - Statutory Basis

                         Pacific Life & Annuity Company

                   STATEMENTS OF CASH FLOWS - STATUTORY BASIS
                                  (Unaudited)

                                                       Nine Months Ended
                                                         September 30,
                                                        2001       2000
---------------------------------------------------------------------------
                                                        (In Thousands)
CASH FROM OPERATIONS
Receipts
  Premiums                                            $ 523,759  $ 299,183
  Net investment income                                  18,683     20,120
  Federal income taxes                                    7,634
  Other, net                                              3,389
Payments
  Policy benefit payments                              (317,769)  (193,876)
  Operating expenses                                    (94,386)   (64,016)
  Net transfer to separate accounts                      (2,067)       (67)
  Premium and other taxes                               (10,322)    (7,909)
  Federal income taxes                                             (12,835)
  Other, net                                                          (109)
---------------------------------------------------------------------------
NET CASH FROM OPERATIONS                                128,921     40,491
---------------------------------------------------------------------------
CASH FROM INVESTMENTS
Proceeds
  Bonds                                                  42,092     55,592
  Stocks                                                  4,867      5,027
  Mortgage loans                                            453      1,325
Payments for the purchase of
  Bonds                                                (172,941)   (55,762)
  Stocks                                                   (659)    (7,463)
  Other, net                                             (1,415)   (17,734)
---------------------------------------------------------------------------
NET CASH FROM INVESTMENTS                              (127,603)   (19,015)
---------------------------------------------------------------------------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
Other, net                                               12,816      2,152
---------------------------------------------------------------------------
NET CASH FROM FINANCING AND MISCELLANEOUS SOURCES        12,816      2,152
---------------------------------------------------------------------------
Net change in cash and short-term investments            14,134     23,628
Cash and short-term investments, beginning of period     91,041     73,725
---------------------------------------------------------------------------
CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD        $ 105,175  $  97,353
==========================================================================

See Notes to Financial Statements - Statutory Basis

                         Pacific Life & Annuity Company

                NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
                                  (Unaudited)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

   DESCRIPTION OF BUSINESS

   Pacific Life & Annuity Company (PL&A) is a stock life insurance company domiciled in the State of Arizona, and a wholly owned subsidiary of Pacific Life Insurance Company (Pacific Life). PL&A provides benefit programs to employers and other benefit plan sponsors throughout the United States and offers medical, dental, life, and other ancillary coverages to small and mid-size employers, as well as flexible funding arrangements for labor management and union trusts. In addition, stop loss products are sold through Pacific Life and companion group life insurance is sold through PL&A to self-funded plan sponsors. Also, PL&A began selling structured settlement annuities in 2000.

   In 1999, Pacific Life contributed $97 million in cash of additional paid-in surplus to PL&A in conjunction with PL&A's approval from the State of New York Insurance Department (NY DOI) to transact business in the State of New York. In 2000, PL&A began selling variable life insurance and institutional products and services in New York. In 2001, PL&A received product approval from the NY DOI to sell variable annuity products. Sales of the variable annuity products are pending approval from the Securities and Exchange Commission.

   BASIS OF PRESENTATION

   The information set forth in the statement of admitted assets, liabilities and capital and surplus - statutory basis as of September 30, 2001 and the statements of operations - statutory basis, the statements of capital and surplus - statutory basis and of cash flows - statutory basis for the nine months ended September 30, 2001 and 2000 is unaudited. The September 30, 2001 and 2000 information reflects all adjustments, consisting only of normal recurring adjustments, that, in the opinion of management, are necessary to present fairly the financial position and results of operations of PL&A for the periods indicated. Results of operations for the interim periods are not necessarily indicative of the results of operations for the full year. It is suggested that these unaudited financial statements be read in conjunction with the audited financial statements for the years ended December 31, 2000 and 1999.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   ACCOUNTING PRACTICES

   The financial statements of PL&A are prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Arizona (AZ DOI). The AZ DOI has adopted as prescribed accounting practice the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual, version effective January 1, 2001 (NAIC Manual). The AZ DOI has the right to permit accounting practices that differ from those in the NAIC's Manual.

   PL&A's net income and capital and surplus as of September 30, 2001 are the same between the NAIC Manual and accounting practices permitted by the State of Arizona.

   NAIC Statement of Statutory Accounting Principles (SSAP) and accounting practices prescribed or permitted by the AZ DOI differ in certain respects, which in some cases may be material from accounting principles generally accepted in the United States of America (GAAP). GAAP stockholder's equity as of September 30, 2001 and December 31, 2000 was $276 million and $255 million, respectively, compared to statutory capital and surplus as included herein of $246 million and $226 million, respectively. GAAP net income for the nine months ended September 30, 2001 and 2000 was $16 million and $29 million, respectively, compared to statutory net income included herein of $14 million and $26 million, respectively.

                         Pacific Life & Annuity Company

                NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
                                  (Unaudited)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   USE OF ESTIMATES IN THE PREPARATION OF THE FINANCIAL STATEMENTS

   The preparation of these financial statements requires estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses during the period. It also requires disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

   ACCOUNTING POLICIES

   Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life premiums are recognized as income when due from the policyholder under the terms of the insurance contract. For flexible premium products, premiums are recognized as income when received from the policyholder. Annuity considerations are recognized as revenue when received. Guaranteed Interest Contracts (GIC's) are recorded as premium in the period received. GIC's contain purchase rate guarantees that cause them to be classified as life contracts under SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force.

   Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

   Payments received on contracts which do not incorporate any mortality or morbidity risk are recorded directly as a liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense when earned under the terms of the contract. Payments to policyholders are recorded as benefit expense to the extent that such payments differ from the recorded liability.

   In addition, PL&A uses the following accounting policies:

     Short-term investments are stated at amortized cost.

     Bonds not backed by other loans, where eligible under NAIC rules, are stated at amortized cost using the interest method. Other bonds are valued at the lower of amortized cost or market.

     Investments in unaffiliated common stocks are valued, as provided by the NAIC, at approximate market value.

     Preferred stocks, where eligible under NAIC rules, are stated at amortized cost. Other preferred stock is stated at the lower of amortized cost or market.

     Mortgage loans on real estate are stated at the aggregate carrying value less accrued interest.

     PL&A utilizes the retrospective method of accounting for amortization of premium and discount for all mortgage and asset backed securities except for interest only and residual securities, which are valued using the prospective method. The prepayment assumptions for all mortgage and asset backed securities were obtained from broker dealer surveys or internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation.

     PL&A generally carries its unaffiliated investments in joint ventures, partnerships and limited liability companies based on the underlying audited GAAP equity of the investee.

     Derivative instruments are valued in accordance with the NAIC Manual. All derivative instruments are valued consistently with the hedged item.

                         Pacific Life & Annuity Company

                NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
                                  (Unaudited)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   PL&A establishes loss liabilities for accident and health claims incurred before the valuation date but not yet paid. PL&A also establishes an expense liability associated with paying those claims. The method for establishing this liability involves calculating lag reserves on each type of business using PL&A's own experience. A portion of this is set aside as the claim liability for incurred but unreported claims as well as claims in course of settlement. Any liability for resisted claims is added to this. The group business accrues an operating expense for the cost of settling benefit claims incurred in the current period, with settlement in future periods. The estimation is based upon the number of transactions expected and the total expected costs of settlement including overhead expenses for each transaction.

3. ACCOUNTING CHANGES

   Effective January 1, 2001, the AZ DOI required that insurance companies domiciled in Arizona prepare statutory basis financial statements in accordance with the NAIC Manual. Accounting changes adopted to conform to the provision of the NAIC Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principles. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, PL&A reported changes in accounting principles as a net adjustment that increased unassigned funds (surplus) of $12 million as of January 1, 2001. Included in this total adjustment is an increase of $4 million related to deferred tax assets and $8 million related to federal income taxes recoverable.

4. DERIVATIVE INSTRUMENTS

   Financial Futures Contracts: PL&A uses exchange-traded financial futures contracts to hedge cash flow timing differences between assets and liabilities and overall portfolio duration. Assets and liabilities are rarely acquired or sold at the same time, which creates a need to hedge their change in value during the unmatched period. Financial futures contracts obligate the holder to buy or sell the underlying financial instrument. Price changes on futures are settled daily through the daily margin cash flows. The notional amounts of the contract do not represent future cash requirements, as PL&A intends to close out open positions prior to expiration.

   Foreign Exchange Forward Contracts: PL&A enters into foreign exchange forward contracts to hedge against fluctuations in foreign currency exposure. Foreign currency derivatives involve the exchange of foreign currency denominated payments for U.S. dollar denominated payments. Gains and losses on foreign exchange forward contracts offset currency gains and losses on the related assets.

   Interest Rate Swap Contracts: PL&A uses interest rate swaps to manage interest rate risk. The interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments or the exchange of floating to floating interest payments tied to different indexes. Generally, no premium is paid to enter into the contract and no principal payments are made by either party. The amounts to be received or paid pursuant to these agreements are accrued and recognized in the statement of operations through an adjustment to net investment income over the life of the agreements.

5. INCOME TAXES

   For the year 2000, the AZ DOI approved a permitted practice for PL&A to record deferred income taxes. As of December 31, 2000, PL&A had a nonadmitted net deferred tax asset (DTA) of $11 million. The change in the net DTA of $7 million was recorded as Federal income taxes in net income and as a change to surplus through

                         Pacific Life & Annuity Company

                NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
                                  (Unaudited)

5. INCOME TAXES (Continued)

   change in nonadmitted assets. Surplus was unaffected. If deferred income taxes had not been recognized, net income would have been increased by $7 million for the year ended December 31, 2000 as compared to the NAIC Manual in effect for that year. For the period ended September 30, 2001, PL&A adopted SSAP No. 10, Income Taxes, from the NAIC Manual. The tables below reflect differences between newly adopted SSAP No. 10 and the former permitted practice. No deferred tax liabilities (DTL) were recognized.

   The components of the net DTA/DTL as of September 30, 2001 and December 31, 2000 are as follows:

                                                  September 30, December 31,
                                                      2001          2000
                                                  --------------------------
                                                        (In Thousands)
      Total of all DTA's (admitted and
       nonadmitted)                                  $11,289      $11,857

      Total of all DTL's                                 351          283

      Total DTA's nonadmitted in accordance with
       SSAP
       No. 10 (2001) and permitted practice
       (2000)                                          7,733       11,574

      Decrease in DTA nonadmitted                     (3,841)      (6,879)

   DTAs and DTLs are as follows:

                                                  September 30, December 31,
                                                      2001          2000
                                                  --------------------------
                                                        (In Thousands)
      Current income tax expense, including
       ordinary income and capital gains              $5,900      $15,153
                                                  ==========================

        Increase (decrease) in DTA's                   ($568)     ($6,690)
        (Increase) decrease in DTL's                     (68)        (189)
        Change due to beginning unrealized
         capital gains                                   424
                                                  --------------------------
        Net change in deferred taxes                   ($212)     ($6,879)
                                                  ==========================

   PL&A's Federal income tax expense and change in DTA/DTL differs from the amount obtained by applying the Federal statutory rate of 35% to income before Federal income taxes for the following reasons:

                                                 For the Nine
                                                 Months Ended   Year Ended
                                                 September 30, December 31,
                                                     2001          2000
                                                  --------------------------
                                                       (In Thousands)
      Expected Federal income tax expense           $6,371       $17,248
      Interest maintenance reserve amortization        (92)         (117)
      Dividends received deduction and other           755          (221)
                                                  --------------------------
      Total incurred Federal income tax expense     $7,034       $16,910
                                                  ==========================

                         Pacific Life & Annuity Company

                NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
                                  (Unaudited)

5. INCOME TAXES (Continued)

   As of September 30, 2001, PL&A had no net operating loss carryforwards. The following are ordinary and capital gain income taxes incurred in the three prior years that will be available for recoupment in the event of future net losses (In Thousands):

           Years Ending:
           -------------
             2000                                       $13,980
             1999                                        14,452
             1998                                         4,252

   PL&A's Federal income tax return is consolidated with Pacific Mutual Holding Company, its ultimate parent, along with other includable subsidiaries. The method of allocation between companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, inter-company balances are settled as refunds are received. If the consolidated return has a tax payable, the inter-company balances are settled on a quarterly basis.

6. RETROSPECTIVELY RATED CONTRACTS

   PL&A estimates accrued retrospective premium adjustments for its group life and group health insurance business through a mathematical approach using its experience rating practices. The amount of net premiums earned by PL&A for the nine months ended September 30, 2001 that are subject to retrospective rating features was $4 million, which represented 0.9% of the total net premiums earned for group life and group health.

7. LITIGATION

   PL&A is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the financial position or results of operations of PL&A.

--------------------------------------------------------------------------------

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 85 pages.

Supplement dated January 1, 2002 consisting of 34 pages.


The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940.

The Signatures.
Written consent of the following person (included in the exhibits shown below):
            Deloitte & Touche LLP, independent auditors
            Dechert Price & Rhoads

The following exhibits:

1. (1) (a) Minutes of Action of Board of Directors of PM Group Life Insurance
           Company (PL&A) dated July 1, 1998 /1/

       (b) Memorandum Establishing Separate Account /1/

   (2) Inapplicable

   (3) (a) Form of Distribution Agreement Between PL&A and Pacific Mutual Distributors, Inc. /3/

       (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /3/

   (4) Inapplicable

   (5) (a) Flexible Premium Variable Life Insurance Policy /3/

       (b) Annual Renewable Term Rider (Form R98-ART NY) /3/

       (c) Accelerated Living Benefit Rider (Form R92-ABR NY) /1/

       (d) Spouse Term Rider (Form R98-SPT NY) /3/

       (e) Children's Term Rider (Form R84-CT NY) /3/

       (f) Waiver of Charges (Form R98-WC NY) /3/

       (g) Accidental Death Benefit (Form R84-AD NY) /3/

       (h) Guaranteed Insurability Rider (Form R93-GI NY) /3/

       (i) Disability Benefit Rider (Form R84-DB NY) /3/

   (6) (a) Bylaws of PL&A /1/

       (b) Articles of Incorporation of PM Group Life Insurance Company /1/

       (c) Amended & Restated Articles of Incorporation for PM Group Life Insurance Company /1/

    (7) Inapplicable

    (8) Inapplicable

    (9) (a) Form of Participation Agreement between PL&A and Pacific Select Fund /3/

        (b) Administrative Agreement Between PL&A and Pacific Life Insurance Company (Pacific Life) /2/

        (c) Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 8/14/00 /5/


        (d) Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 12/22/00 /5/


        (e) Form of Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund


    (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /4/

2. Form of Opinion and consent of legal officer of PL&A as to legality of Policies being registered /1/

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP /5/


    (b) Consent of Dechert Price & Rhoads /1/

7.  (a) Opinion of Actuary
    (b) Form of Illustration of Policy Benefits

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

9.  Powers of Attorney


10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable

____________________
/1/ Filed as part of Registration Statement on Form S-6 via EDGAR on June 16,
    1999, File No. 333-80825, Accession Number 0001017062-99-001158.

/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on September 22, 1999, File No. 333-80825, Accession Number 0001017062-99-001625.


/3/ Filed as part of Post-Effective Amendment No. 1 to the Registration
    Statement on Form S-6 via EDGAR on April 27,2000, File No. 333-80825, Accession Number 0001017062-00-000997.


/4/ Filed as part of Post-Effective Amendment No. 5 to the Registration
    Statement on Form S-6 via EDGAR on February 28, 2001, File No. 333-80825, Accession Number 0001017062-01-000444.


/5/ Filed as part of Post-Effective Amendment No. 6 to the Registration
    Statement on Form S-6 via EDGAR on May 1, 2001, File No. 333-80825, Accession Number 0001017062-01-500161.

UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

  Pacific Life & Annuity Company, the sponsoring insurance company of the Registrant, represents that the fees and charges to be deducted under the variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Policy.

                            RULE 484 UNDERTAKINGS

     Pacific Life and Annuity's Articles of Incorporation provide in Article IX for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 26th day of December, 2001.


                                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                 (Registrant)

                                     BY: PACIFIC LIFE & ANNUITY COMPANY
                                                  (Depositor)

                                     BY: _____________________________________
                                         Thomas C. Sutton
                                         Chief Executive Officer


*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael

     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in this Post Effective Amendment No. 7 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account.)

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Pacific Life & Annuity Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 26th day of December, 2001.


                                       BY: PACIFIC LIFE & ANNUITY COMPANY
                                                   (Registrant)

                                       BY: _________________________________
                                           Thomas C. Sutton
                                           Chief Executive Officer


*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael

     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in this Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature                     Title                                  Date

____________________          Director, Chairman of the Board       ___________ , 2001
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director, Senior Vice President and   ___________ , 2001
David R. Carmichael*          General Counsel

____________________          Director, Vice President              ___________ , 2001
Audrey L. Milfs*              and Secretary

____________________          Director and President                ___________ , 2001
Glenn S. Schafer*

____________________          Executive Vice President and Chief    ___________ , 2001
Khanh T. Tran*                Financial Officer

____________________          Executive Vice President              ___________ , 2001
Lynn C. Miller*

____________________          Vice President and Treasurer          ___________ , 2001
Brian D. Klemens*

*By: /s/ DAVID R. CARMICHAEL                                         December 26, 2001
    ------------------------------
     David R. Carmichael
     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in this Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account.)